Organization and Plan of Business Operations	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

Note 1 — Organization and Plan of Business Operations

Prime Acquisition Corp. (the “Company” or “Prime”) is a Cayman Islands limited life exempted company organized as a blank check company for the purpose of acquiring, through a merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or similar business combination, an operating business, or control of an operating business through contractual arrangements, that has its principal operations located in the greater China region.

The registration statement for the Company’s initial public offering (the “Offering”) was declared effective March 24, 2011. The Company consummated the Offering on March 30, 2011 and received net proceeds of $34,687,656, including $1,008,000 in deferred underwriter’s fees and $1,638,800 from the private placement sale of Placement Warrants (Note 3). On May 10, 2011, the underwriters of the Offering exercised their over-allotment option in part, for an additional 52,975 units (over and above the 3,600,000 units sold in the Offering), and the Company received additional net proceeds of $518,096, including $14,833 in deferred underwriter's fees. Substantially all of the net proceeds from the Offering and private placement are intended to be generally applied toward consummating a business combination (“Business Combination”). The Company’s management has complete discretion in identifying and selecting a target business. There is no assurance that the Company will be able to successfully effect a Business Combination. As of June 30, 2012, $36,623,491 is being held in a trust account (“Trust Account”) until the earlier of (i) the completion of a Business Combination or (ii) liquidation of the Company. The funds being in a trust account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages execute agreements with the Company waiving any right in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions, and initial and continuing general and administrative expenses.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders with the opportunity to redeem their shares for a pro rata portion of the Trust Account. In the event that shareholders owning 83% or greater of the total number of shares issued in the Offering (“Public Shares”) exercise their redemption rights, the Business Combination will not be consummated. All of the Company’s shareholders prior to the Offering, including all of the officers and directors of the Company (“Initial Shareholders”), have agreed to waive any redemption rights they may have in connection with the Business Combination.

With respect to a Business Combination which is consummated, any shareholder may demand that the Company convert his or her shares. Any shareholder will have the right to demand that such shareholder’s shares be converted into a pro rata share of the Trust Account, initially approximately $10.02 per Public Share. The Company’s Memorandum and Articles of Association provides that the Company will continue in existence only until 18 months from the consummation of the Offering or 24 months from the consummation of the Offering if the period to complete a Business Combination has been extended. If the Company has entered into a letter of intent, memorandum of understanding or definitive agreement for a Business Combination, the period of time to consummate a Business Combination will be automatically extended by an additional six months for the purpose of consummating such Business Combination.  If the Company has not completed a Business Combination by such dates, this will trigger the winding up of the Company and it will liquidate and distribute the proceeds held in the Trust Account to the Public Shareholders.

As of July 28, 2012, a Stock Purchase Agreement (the “Agreement”) was entered into by and among Prime, Yuantong Investment Holdings Limited (the “Target” or “Yuantong”), a Cayman Islands company, and Vanrock Sunrise Holdings Limited, Aquavenus Investment Holdings Limited and G.H. Martin Limited, the shareholders of Target (the “Target Shareholders”).

Upon the closing of the transactions contemplated in the Agreement, Prime will acquire 100% of the issued and outstanding shares in Target from Target Shareholders in exchange for an aggregate of 4,200,000 ordinary shares of Prime, of which 3,000,000 shares are to be issued as upfront consideration, and 1,200,000 shares (the “holdback consideration”) will be held in escrow and will be released upon the achievement of certain earnings targets. We refer to this share exchange as the “Acquisition.”

The purchase price of the Target shares may be adjusted following closing by the amount of discrepancy between the estimated and actual working capital and cash balance of the Target on the closing date. Additionally, the release of the holdback consideration is conditioned on the Target exceeding RMB50 million of Adjusted EBITDA (as defined in the Agreement) for the fiscal year ending December 31, 2012. Prime has also agreed to pay to Target Shareholders an aggregate of RMB15.75 million and RMB22.5 million if Adjusted EBITDA exceeds RMB85 million and RMB150 million for the fiscal years ending December 31, 2013 and 2014, respectively. Such earn-out payments may be issued, at the Target Shareholder’s option, in cash or as Prime ordinary shares equivalent to a price per share of the 40-day average closing price of such ordinary shares as of the end of the applicable fiscal year end.

Subject to the Target’s ability to pay dividends under applicable law, the Target will be required to pay a dividend to all shareholders of Prime’s ordinary shares in the amount of $0.25 per share each year for the three fiscal years following closing (fiscal years 2013, 2014 and 2015 if the acquisition closes in fiscal year 2012, and fiscal years 2014, 2015 and 2016 if the acquisition closes in fiscal year 2013).

If, as of the closing of the Acquisition, the Target has not satisfied all of its obligations in connection with Target’s acquisition (the “Nantong Acquisition”) (via its wholly-owned subsidiary, Jiangsu Yahui Light Alloy Technology Co. Ltd.(“Yahui”)) of 70% of the equity interests of Nantong Trade Union Aluminum Alloy Co., Ltd. (“Trade Union Aluminum”) and Nantong Trade Union Auto Parts and Electroplating Co., Ltd. (“Trade Union Auto Parts”), 750,000 shares (the “Nantong contingent shares”) of the 3,000,000 shares issued to Target Shareholders as upfront consideration will be held back and placed in escrow until such obligations are satisfied. Such obligations include the receipt of a written confirmation from Prime that all the obligations of the Target in connection with the consummation of the Nantong Acquisition have been satisfied as well as a legal opinion confirming that all obligations under U.S. federal bankruptcy law have been satisfied and the Nantong assets acquired are no longer subject to the jurisdiction of the U.S. federal bankruptcy court (See Note 9).

In connection with the acquisition, certain existing shareholders of Prime (the “Transferors”) agreed to sell an option (the “Option”) to purchase an aggregate of 415,000 ordinary shares of Prime for $3,108,350 consideration to Weidong Guo, the sole director of Yuantong. The Option is exercisable in full or partially for six months following the closing of the Acquisition at an exercise price of $0.01 per share. The purchase price for the Option is to be placed in escrow by September 12, 2012, at which point 50% of the purchase price will be released to the Transferors, and the remaining 50% of the purchase price will be held until the earlier of the closing of the Acquisition, termination of the Agreement, or March 24, 2013. The original agreement of placing the purchase price for the Option in escrow by September 12, 2012 has later been extended to October 31, 2012 by mutual agreement of both parties. The full funding of the purchase price for the Option is a condition to the closing of the Acquisition. In the event that the purchase price for the Option is not fully funded immediately prior to the closing of the Acquisition, but Prime nonetheless decides to proceed with the Acquisition, the Transferors will be entitled to that amount of Prime ordinary shares that are equal to the number of shares underlying the Option that is represented by the unfunded portion of the purchase price. Such number of shares will be deducted from the portion of the 3,000,000 shares of upfront consideration payable to Vanrock Sunrise Investment Holdings Limited, one of Target Shareholders, pursuant to the terms of the Agreement.

The parties also agreed that for the one year period following the closing of the Acquisition, Target Shareholders will designate four persons to Prime’s board of directors, and Prime will designate one person to Prime’s board of directors, pursuant to the terms of a voting agreement to be entered into at closing. Prime also agreed to register all shares issuable to Target Shareholders pursuant to the Agreement pursuant to the terms of a Registration Rights Agreement to be entered into at closing.

Pursuant to the Agreement, the Target will be required to submit to its shareholders a proposal to approve an equity incentive plan authorizing the Company to award not less than 500,000 ordinary shares.